Annual Total Returns (Vanguard Dividend Appreciation Index Fund - ETF Shares ETF) (Vanguard Dividend Appreciation Index Fund, Vanguard Dividend Appreciation Index Fund - ETF Shares)	12 Months Ended
Jan. 31, 2014
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Annual Total Return
2013	28.99%
2012	11.61%
2011	6.21%
2010	14.67%
2009	19.33%
2008	(26.50%)
2007	5.63%